Exhibit 1

Great Wolf Trust 2017-WOLF

Commercial Mortgage Pass-Through Certificates, Series 2017-WOLF

Great Wolf Trust 2017-WOLF MZ

Commercial Mezzanine Pass-Through Certificates, Series 2017-WOLF MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
Citi Real Estate Funding Inc.
Citigroup Global Markets Realty Corp.
Citigroup Global Markets Inc.
Goldman Sachs Mortgage Company
Goldman Sachs & Co. LLC

19 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

 Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Citi Real Estate Funding Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282
Re:	Great Wolf Trust 2017-WOLF Commercial Mortgage Pass-Through Certificates, Series 2017-WOLF (the “CMBS Certificates”)
Great Wolf Trust 2017-WOLF MZ
Commercial Mezzanine Pass-Through Certificates, Series 2017-WOLF MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan and Mezzanine C Loan (both as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively, and the Mezzanine A Loan and Mezzanine B Loan (both as defined in the Attachment A). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 8 September 2017 (the “Loan File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Mortgage Loan and Mezzanine C Loan that will secure the CMBS Certificates and Mezzanine Certificates, respectively, and the Mezzanine A Loan and Mezzanine B Loan.

The procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described in the Loan File to Data File Comparison AUP Report and with:

a.	An electronic data file (the “Updated Final Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine C Loan, Properties (as defined in Attachment A), Total Debt associated with the Mortgage Loan (as defined in Attachment A) and Total Debt associated with each Property (as defined in Attachment A) as of the Reference Date (as defined in the Loan File to Data File Comparison AUP Report),
b.	An updated underwriter’s summary report (the “Updated Underwriter’s Summary Report”),
c.	An updated portfolio appraisal report (the “Updated Portfolio Appraisal Report”),
d.	An updated appraisal report (the “Updated Williamsburg Property Appraisal Report”) that the Depositor indicated contains information relating to the Property identified on the Updated Final Data File as “Williamsburg” (the “Williamsburg Property”),
e.	A list of characteristics on the Updated Final Data File (the “Impacted Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Updated Underwriter’s Summary Report or Updated Williamsburg Property Appraisal Report, as applicable, and
f.	A list of characteristics on the Updated Final Data File (the “Impacted Recalculated Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to recalculate using information on the Updated Final Data File (as described in Attachment A).

The Source Documents (as defined in the Loan File to Data File Comparison AUP Report), together with the Updated Underwriter’s Summary Report, Updated Williamsburg Property Appraisal Report and Updated Portfolio Appraisal Report are hereinafter referred to as the “Updated Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Updated Final Data File, Updated Source Documents, Impacted Compared Characteristics, Impacted Recalculated Characteristics, information provided to us as described in the Loan File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Final Data File. We were not requested to perform and we have not performed any procedures other than those listed in the Loan File to Data File Comparison AUP Report with respect to the preparation or verification of any of the information set forth on the Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Updated Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine C Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine C Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine C Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine C Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine C Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine C Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 September 2017

Attachment A Page 1 of 2

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent ownership interests in Great Wolf Trust 2017-WOLF (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of three promissory notes issued by 29 special purpose entities (collectively, the “Mortgage Borrowers”), evidencing a two-year (subject to three, one-year extension options), floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things:
i.	Cross-collateralized first mortgage liens on the applicable fee interests in 12 resort properties (collectively, the “Properties”),
ii.	The applicable Mortgage Borrowers’ interests in the operating leases relating to the Properties,
iii.	A pledge of the Mortgage Borrowers’ equity interests in the joint venture members of the joint venture entities that own two resort properties (the “JV Properties”),
iv.	A pledge of the license and franchise management agreements with respect to the Properties and JV Properties and the license agreement with respect to one resort property that is owned and managed by a third party (the “Non-Owned Licensed Property,” together with the JV Properties, the “Managed Properties”),
v.	The Mortgage Borrowers’ interests in certain intellectual property,
vi.	A pledge of equity interests in the Mortgage Borrower that owns such intellectual property and the Mortgage Borrower that acts as a manager under the license and franchise management agreements and
vii.	The applicable Mortgage Borrowers’ interests in the condo rental managements relating to the condo hotel units at the non-collateral condo property (the “Non-Collateral Condo Property”),
d.	The Mortgage Loan has a related senior floating rate mezzanine loan (the “Mezzanine A Loan”) and two related junior floating rate mezzanine loans (the “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, collectively with the Mezzanine A Loan, the “Mezzanine Loans”),
e.	The Mezzanine Certificates will represent interests in Great Wolf Trust 2017-WOLF MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of three promissory notes issued by one special purpose entity (the “Mezzanine C Borrower”), evidencing the Mezzanine C Loan,
g.	The Mezzanine C Loan is secured by, among other things, the pledge of the Mezzanine C Borrower’s direct ownership interests of a special purpose entity,
h.	The Mezzanine A Loan will be subordinate in priority of payment to the Mortgage Loan,
i.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and Mezzanine A Loan and
j.	The Mezzanine C Loan will be subordinate in priority of payment to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Attachment A Page 2 of 2

Procedures performed subsequent to the procedures described in the Loan File to Data File Comparison AUP Report and our associated findings

1.	Using information on the:
a.	Updated Underwriter’s Summary Report,
b.	Updated Williamsburg Property Appraisal Report and
c.	Updated Portfolio Appraisal Report

for each Property, as applicable, we compared the Impacted Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Updated Final Data File, to the corresponding information on the applicable Updated Source Document indicated on Exhibit 1 to Attachment A and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1.00 or less for those Impacted Compared Characteristics that were compared to information on the updated Underwriter’s Summary Report.

Additionally, for the purpose of comparing the “Portfolio Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Portfolio Appraised Value ($),” as shown in the updated portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Individual Appraised Value ($)” of each Property, as shown in the corresponding appraisal report Source Document.

2.	Using:
	a.	Information on the Updated Final Data File,
b.	The instructions, assumptions and methodologies described in the Loan File to Data File Comparison AUP Report, as applicable,

for the Mortgage Loan, Mezzanine C Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as indicated on Exhibit 2 to Attachment A, we recalculated the Impacted Recalculated Characteristics listed on Exhibit 2 to Attachment A. We compared this recalculated information to the corresponding information on the Updated Final Data File and found such information to be in agreement.

3.	Using information on the:
a.	Final Data File and
b.	Updated Final Data File,

we compared each:

i.	Compared Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Compared Characteristic,
ii.	Recalculated Characteristic (as defined in the Loan File to Data File Comparison AUP Report) that is not an Impacted Recalculated Characteristic and
iii.	Provided Characteristic (as defined in the Loan File to Data File Comparison AUP Report),

all as shown on the Final Data File, to the corresponding information on the Updated Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Impacted Compared Characteristics

Characteristic	Updated Source Document

Individual Appraised Value ($)	Updated Williamsburg Property Appraisal Report
Portfolio Appraised Value ($)	Updated Portfolio Appraisal Report
2009 Total Revenue ($)	Updated Underwriter’s Summary Report
2009 Total Expenses ($)	Updated Underwriter’s Summary Report
2009 NOI ($)	Updated Underwriter’s Summary Report
2009 FF&E ($)	Updated Underwriter’s Summary Report
2009 NCF ($)	Updated Underwriter’s Summary Report
2009 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2010 Total Revenue ($)	Updated Underwriter’s Summary Report
2010 Total Expenses ($)	Updated Underwriter’s Summary Report
2010 NOI ($)	Updated Underwriter’s Summary Report
2010 FF&E ($)	Updated Underwriter’s Summary Report
2010 NCF ($)	Updated Underwriter’s Summary Report
2010 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2011 Total Revenue ($)	Updated Underwriter’s Summary Report
2011 Total Expenses ($)	Updated Underwriter’s Summary Report
2011 NOI ($)	Updated Underwriter’s Summary Report
2011 FF&E ($)	Updated Underwriter’s Summary Report
2011 NCF ($)	Updated Underwriter’s Summary Report
2011 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2012 Total Revenue ($)	Updated Underwriter’s Summary Report
2012 Total Expenses ($)	Updated Underwriter’s Summary Report
2012 NOI ($)	Updated Underwriter’s Summary Report
2012 FF&E ($)	Updated Underwriter’s Summary Report
2012 NCF ($)	Updated Underwriter’s Summary Report
2012 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2013 Total Revenue ($)	Updated Underwriter’s Summary Report
2013 Total Expenses ($)	Updated Underwriter’s Summary Report
2013 NOI ($)	Updated Underwriter’s Summary Report
2013 FF&E ($)	Updated Underwriter’s Summary Report
2013 NCF ($)	Updated Underwriter’s Summary Report
2013 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2014 Total Revenue ($)	Updated Underwriter’s Summary Report
2014 Total Expenses ($)	Updated Underwriter’s Summary Report
2014 NOI ($)	Updated Underwriter’s Summary Report
2014 FF&E ($)	Updated Underwriter’s Summary Report
2014 NCF ($)	Updated Underwriter’s Summary Report
2014 Total Collateral NCF ($)	Updated Underwriter’s Summary Report

Exhibit 1 to Attachment A

Characteristic	Updated Source Document

2015 Total Revenue ($)	Updated Underwriter’s Summary Report
2015 Total Expenses ($)	Updated Underwriter’s Summary Report
2015 NOI ($)	Updated Underwriter’s Summary Report
2015 FF&E ($)	Updated Underwriter’s Summary Report
2015 NCF ($)	Updated Underwriter’s Summary Report
2015 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
2016 Total Revenue ($)	Updated Underwriter’s Summary Report
2016 Total Expenses ($)	Updated Underwriter’s Summary Report
2016 NOI ($)	Updated Underwriter’s Summary Report
2016 FF&E ($)	Updated Underwriter’s Summary Report
2016 NCF ($)	Updated Underwriter’s Summary Report
2016 Total Collateral NCF ($)	Updated Underwriter’s Summary Report
TTM / Budget Total Revenue ($)	Updated Underwriter’s Summary Report
TTM / Budget Total Expenses ($)	Updated Underwriter’s Summary Report
TTM / Budget NOI ($)	Updated Underwriter’s Summary Report
TTM / Budget FF&E ($)	Updated Underwriter’s Summary Report
TTM / Budget NCF ($)	Updated Underwriter’s Summary Report
Total Collateral TTM / Budget NCF ($)	Updated Underwriter’s Summary Report
Underwritten Revenues ($)	Updated Underwriter’s Summary Report
Underwritten Expenses ($)	Updated Underwriter’s Summary Report
Underwritten NOI ($)	Updated Underwriter’s Summary Report
Underwritten FF&E ($)	Updated Underwriter’s Summary Report
Underwritten NCF ($)	Updated Underwriter’s Summary Report
Total Collateral UW NCF ($)	Updated Underwriter’s Summary Report

2009 License / Franchise Management Income ($)

2010 License / Franchise Management Income ($)

2011 License / Franchise Management Income ($)

2012 License / Franchise Management Income ($)

2013 License / Franchise Management Income ($)

2014 License / Franchise Management Income ($)

2015 License / Franchise Management Income ($)

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Updated Underwriter’s Summary Report

Exhibit 2 to Attachment A

Impacted Recalculated Characteristics

Related To	Characteristic

Mortgage Loan	Mortgage Loan NOI DSCR
Mortgage Loan	Total Debt NOI DSCR
Mortgage Loan	Mortgage Loan NCF DSCR
Mortgage Loan	Total Debt NCF DSCR
Mortgage Loan	Mortgage Loan NCF DSCR @ LIBOR Cap
Mortgage Loan	Total Debt NCF DSCR @ LIBOR Cap
Mortgage Loan	Mortgage Loan NOI DY
Mortgage Loan	Total Debt NOI DY
Mortgage Loan	Mortgage Loan NCF DY
Mortgage Loan	Total Debt NCF DY
Mortgage Loan	Mortgage Loan Total Collateral CF DY
Mortgage Loan	Total Debt Total Collateral CF DY
Mortgage Loan	Current Mortgage Loan LTV
Mortgage Loan	Maturity Mortgage Loan LTV
Mortgage Loan	Current Total Debt LTV
Mortgage Loan	Maturity Total Debt LTV